10. Convertible Note Payable (Details Narrative) - USD ($)	5 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 10, 2020	Sep. 30, 2020	Aug. 04, 2020	Mar. 31, 2020	Mar. 31, 2019	Aug. 04, 2019	Mar. 10, 2019
Debt face amount		$ 828,000		$ 754,000
Original issue discount		34,500		28,500
Net proceeds		150,000		725,499	$ 52,450
Convertible Note 1 [Member]
Debt face amount				82,000		$ 910,000	$ 734,000
Original issue discount		$ 7,000		$ 7,000		$ 34,500	$ 28,500
Net proceeds	$ 725,500		$ 875,500
Debt maturity date	Oct. 04, 2020			Oct. 04, 2020